Excess Contributions Payable	12 Months Ended
Dec. 31, 2025
EBP 014
EBP, Contribution [Line Items]
Excess Contributions Payable
5.
EXCESS CONTRIBUTIONS PAYABLE

Amounts payable to participants for contributions in excess of amounts allowed by the IRS are recorded as a liability with a corresponding reduction to contributions. The Plan distributed the 2025 excess contributions to applicable participants prior to March 15, 2026. The Plan distributed the 2024 excess contributions to applicable participants prior to March 15, 2025.